Fair Value Measurements (Tables)	3 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value of Derivative Liability

At September 30, 2019, the estimated fair value of derivative liabilities measured on a recurring basis are as follows:

	Fair Value Measurements at
	September 30, 2019
	Level 1	Level 2	Level 3	Total

Derivative liability – Warrants	$—	$—	$8,109,724	$8,109,724
Derivative liability -Conversion option on convertible debenture	—	—	2,533,668	2,533,668
Total derivatives	$—	$—	$10,643,392	$10,643,392

Schedule of Liabilities Measured at Fair Value

The following table presents the activity for liabilities measured at fair value using unobservable inputs for the three months ended September 30, 2019:

	Derivative liabilities - Warrants	Derivative liability - Conversion Option on Convertible Debenture

Beginning balance at July 1, 2019	$—	$—
Additions to level 3 liabilities	8,367,012	2,638,966
Change in in fair value of level 3 liability	(257,288)	(105,298)
Transfer in and/or out of Level 3	—	—
Balance at September 30, 2019	$8,109,724	$2,533,668